Note 4 - Summary of Material Accounting Policy Information - Schedule of Useful Lives for Property, Plant, and Equipment (Details)	12 Months Ended
Dec. 31, 2025
Buildings and structures [member]
Statement Line Items [Line Items]
Useful life measured as period of time, property, plant and equipment (Year)	50 years
Transportation equipment 1 [member]
Statement Line Items [Line Items]
Useful life measured as period of time, property, plant and equipment (Year)	5 years
Office equipment [member] | Bottom of range [member]
Statement Line Items [Line Items]
Useful life measured as period of time, property, plant and equipment (Year)	3 years
Office equipment [member] | Top of range [member]
Statement Line Items [Line Items]
Useful life measured as period of time, property, plant and equipment (Year)	5 years
Leasehold improvements [member] | Bottom of range [member]
Statement Line Items [Line Items]
Useful life measured as period of time, property, plant and equipment (Year)	3 years
Leasehold improvements [member] | Top of range [member]
Statement Line Items [Line Items]
Useful life measured as period of time, property, plant and equipment (Year)	6 years
Other property, plant and equipment [member]
Statement Line Items [Line Items]
Useful life measured as period of time, property, plant and equipment (Year)	5 years [1]

[1]	Other equipment primarily includes big data platform for image analytics, data storage equipment and server equipment.